Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,786	$ 3,166
Taxes payable	33	31
Estimated accrual for a certain batch production incident	2,136	2,182
Derivative liabilities	600	605
Accrued expenses	1,536	1,738
Other	186	662
Other current liabilities	$ 8,277	$ 8,384